INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss before provision for income taxes consisted of:

	June 30, 2015	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	RMB	U.S. Dollars
Outside areas	¥(8,872,589)	¥(14,257,066)	¥(28,079,918)	$(4,143,156)
China	(25,135,874)	(26,079,666)	(2,815,983)	(415,496)
Total	¥(34,008,463)	¥(40,336,732)	¥(30,895,901)	$(4,558,652)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax asset is comprised of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Allowance for doubtful receivables	¥1,958,120	¥925,907	$136,617
Net operating loss carryforwards	1,790,615	3,425,411	505,415
Less: Valuation allowance	(3,748,735)	(4,351,318)	(642,032)
Total deferred income tax assets	¥-	¥-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Income tax calculated at statutory rates	¥(6,108,744)	¥(6,230,384)	¥(580,551)	$(85,660)
Nondeductible expenses (non-taxable income)	5,335,231	1,774,956	93,709	13,827
Benefit of favorable rate for high-technology companies	385,650	2,492,154	232,221	34,264
Benefit of revenue exempted from enterprise income tax	(190,614)	(43,363)	(19,919)	(2,939)
Change in valuation allowances	137,683	3,748,735	602,583	88,910
Over-accrued tax of prior years	(2,111,281)	(1,196,253)	(20,143)	(2,972)
Provision (benefit) for income tax	¥(2,552,075)	¥545,845	¥307,900	$45,430

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Company’s tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision (benefit)	¥(2,019,938)	¥-	¥307,900	$45,430
Adjust over accrued tax of prior years	-	(1,196,253)	-
Deferred income taxes provision (benefit)	(532,137)	1,742,098	-	-
Expense (benefit) for income tax	¥(2,552,075)	¥545,845	¥307,900	$45,430